Schedule of Investments (unaudited)
August 31, 2024
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Lockheed Martin Corp.	75,868	$ 43,100,611
Northrop Grumman Corp.	51,438	26,912,876
		70,013,487
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	174,180	21,495,554
Automobiles — 1.9%
Ford Motor Co.	1,104,961	12,364,514
General Motors Co.	533,167	26,541,053
Tesla, Inc.(a)	90,058	19,282,318
		58,187,885
Banks — 2.5%
Bank of America Corp.	626,039	25,511,089
JPMorgan Chase & Co.	156,585	35,200,308
KeyCorp	898,844	15,334,279
		76,045,676
Beverages — 0.6%
PepsiCo, Inc.	103,078	17,820,125
Biotechnology — 3.1%
Biogen, Inc.(a)	90,881	18,608,794
Gilead Sciences, Inc.	509,942	40,285,418
Natera, Inc.(a)	90,060	10,650,496
Neurocrine Biosciences, Inc.(a)	77,657	9,867,098
United Therapeutics Corp.(a)	35,141	12,775,510
		92,187,316
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	734,220	131,058,270
Building Products — 0.8%
Trane Technologies PLC	65,250	23,598,315
Capital Markets — 2.5%
Invesco Ltd.	1,600,834	27,358,253
Nasdaq, Inc.	231,963	16,719,893
S&P Global, Inc.	23,800	12,215,112
State Street Corp.	227,717	19,834,151
		76,127,409
Commercial Services & Supplies — 2.3%
Cintas Corp.	50,389	40,569,191
Waste Management, Inc.	126,644	26,853,594
		67,422,785
Communications Equipment — 0.6%
Motorola Solutions, Inc.	40,623	17,956,991
Construction & Engineering — 0.4%
AECOM	65,312	6,540,344
MasTec, Inc.(a)	57,409	6,494,680
		13,035,024
Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	30,019	26,788,355
Kroger Co. (The)	655,038	34,854,572
Walmart, Inc.	489,835	37,829,957
		99,472,884
Electric Utilities — 0.3%
OGE Energy Corp.	201,253	7,961,569
Electrical Equipment — 1.5%
Eaton Corp. PLC	142,182	43,639,921
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.3%
Flex Ltd.(a)	328,966	$ 10,688,106
TE Connectivity Ltd.	190,497	29,260,339
		39,948,445
Energy Equipment & Services — 1.3%
Halliburton Co.	522,911	16,257,303
Schlumberger NV	486,049	21,381,296
		37,638,599
Entertainment — 0.3%
Spotify Technology SA(a)	22,248	7,628,394
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B(a)	52,310	24,895,375
Mastercard, Inc., Class A	119,652	57,832,598
Visa, Inc., Class A	179,720	49,669,216
		132,397,189
Health Care Equipment & Supplies — 2.6%
Medtronic PLC	403,881	35,775,779
Stryker Corp.	118,219	42,608,492
		78,384,271
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	158,497	17,865,782
Centene Corp.(a)	261,946	20,649,203
Elevance Health, Inc.	17,186	9,570,711
HCA Healthcare, Inc.	105,913	41,898,124
UnitedHealth Group, Inc.	14,520	8,569,704
		98,553,524
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	485
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	5,814	22,728,263
MGM Resorts International(a)	158,167	5,945,498
		28,673,761
Household Durables — 1.4%
DR Horton, Inc.	86,197	16,270,546
Toll Brothers, Inc.	172,490	24,850,634
		41,121,180
Household Products — 1.3%
Kimberly-Clark Corp.	270,351	39,108,976
Industrial REITs — 0.2%
Lineage, Inc.(a)	66,286	5,561,395
Insurance — 2.5%
Marsh & McLennan Cos., Inc.	186,787	42,495,910
Progressive Corp. (The)	125,475	31,644,795
		74,140,705
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A	478,685	78,207,555
Alphabet, Inc., Class C, NVS	280,769	46,357,770
Meta Platforms, Inc., Class A	98,727	51,467,372
Snap, Inc., Class A, NVS(a)	1,589,887	14,849,545
		190,882,242
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	52,849	32,505,834
Machinery — 3.3%
Caterpillar, Inc.	55,299	19,691,974
Flowserve Corp.	162,476	8,104,303
Oshkosh Corp.	197,372	21,298,412

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	65,340	$ 39,217,068
Xylem, Inc.	64,645	8,890,627
		97,202,384
Media — 2.0%
Comcast Corp., Class A	981,547	38,839,815
Fox Corp., Class A, NVS	531,667	21,995,064
Fox Corp., Class B	7,559	290,492
		61,125,371
Metals & Mining — 0.9%
Nucor Corp.	182,553	27,731,626
Multi-Utilities — 0.9%
CMS Energy Corp.	379,901	25,780,082
Oil, Gas & Consumable Fuels — 0.9%
Devon Energy Corp.	119,816	5,365,360
Exxon Mobil Corp.	185,667	21,897,566
		27,262,926
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	252,485	12,611,625
Eli Lilly & Co.	57,042	54,761,461
Merck & Co., Inc.	294,622	34,897,976
Pfizer, Inc.	880,294	25,537,329
		127,808,391
Retail REITs — 0.7%
Simon Property Group, Inc.	131,048	21,930,883
Semiconductors & Semiconductor Equipment — 10.3%
Broadcom, Inc.	178,050	28,990,101
Intel Corp.	546,174	12,037,675
Lam Research Corp.	36,504	29,970,149
Micron Technology, Inc.	216,980	20,882,155
Monolithic Power Systems, Inc.	12,114	11,322,714
NVIDIA Corp.	1,335,592	159,429,617
QUALCOMM, Inc.	268,071	46,992,846
		309,625,257
Software — 10.7%
Adobe, Inc.(a)	12,558	7,213,441
Atlassian Corp., Class A(a)	67,680	11,207,808
Crowdstrike Holdings, Inc., Class A(a)	34,010	9,430,293
Fortinet, Inc.(a)	379,889	29,141,285
Security	Shares	Value
Software (continued)
HubSpot, Inc.(a)	25,308	$ 12,630,463
InterDigital, Inc.	6	831
Manhattan Associates, Inc.(a)	68,686	18,162,639
Microsoft Corp.	509,740	212,632,944
ServiceNow, Inc.(a)	24,346	20,815,830
		321,235,534
Specialized REITs — 0.6%
Equinix, Inc.	21,184	17,675,082
Specialty Retail — 1.2%
AutoNation, Inc.(a)	55,222	9,828,412
Penske Automotive Group, Inc.	48,068	8,176,367
Ross Stores, Inc.	113,033	17,023,900
		35,028,679
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	955,809	218,880,261
Dell Technologies, Inc., Class C	56,368	6,512,759
		225,393,020
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	357,081	29,751,989
Trading Companies & Distributors — 0.5%
WESCO International, Inc.	84,386	13,955,757
Total Long-Term Investments — 99.1% (Cost: $1,928,146,304)		2,964,075,192
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(b)(c)	27,440,326	27,440,326
Total Short-Term Securities — 0.9% (Cost: $27,440,326)		27,440,326
Total Investments — 100.0% (Cost: $1,955,586,630)		2,991,515,518
Other Assets Less Liabilities — 0.0%		597,850
Net Assets — 100.0%		$ 2,992,113,368
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Core Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 7,654,832	$ —	$ (7,654,922)(b)	$ (90)	$ 180	$ —	—	$ 2,041(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,852,986	1,587,340(b)	—	—	—	27,440,326	27,440,326	357,654	—
				$ (90)	$ 180	$ 27,440,326		$ 359,695	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	111	09/20/24	$ 31,419	$ 1,027,894
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,964,075,192	$ —	$ —	$ 2,964,075,192
Short-Term Securities
Money Market Funds	27,440,326	—	—	27,440,326
	$ 2,991,515,518	$ —	$ —	$ 2,991,515,518
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,027,894	$ —	$ —	$ 1,027,894
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
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